Accounts Receivable	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts Receivable

5. ACCOUNTS RECEIVABLE

The following table summarizes the accounts receivables for the periods as set forth below (in thousands):

	Successor (NESR)	Predecessor (NPS)
	December 31, 2018	December 31, 2017
Trade receivables	$63,329	$54,143
Less: allowance for doubtful accounts	(693)	(4,106)
Total	$62,636	$50,037

Trade receivables relate to the sale of services, for which credit is extended based on our evaluation of the customer’s credit-worthiness. The gross contractual amounts of Trade receivables at December 31, 2018 (Successor) and December 31, 2017 (Predecessor) is $69.1 million and $54.1 million, respectively. At the date of the Business Combination, the best estimate of Trade receivables not expected to be collected by the Company was $5.8 million. Movement in the allowance for doubtful accounts is as follows (in thousands):

	June 7, 2018 to December 31, 2018	January 1, 2018 to June 6, 2018	January 1, 2017 to December 31, 2017	January 1, 2016 to December 31, 2016
	Successor (NESR)	Predecessor (NPS)
Allowance for doubtful accounts at beginning of period	(5,800)	(4,106)	(3,772)	(2,701)
Less: allowance adjusted in purchase accounting	5,800	-	-	-
Add: additional allowance for the year	(693)	-	(1,605)	(1,945)
Less: bad debt expense	-	-	1,271	874
Allowance for doubtful accounts at end of period	(693)	(4,106)	(4,106)	(3,772)